UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DW Investment Management, LP
Address: 590 Madison Avenue
         9th Floor
         New York, New York  10022

13F File Number:  28-14046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Warren
Title:     Chief Executive Officer
Phone:     212.751.6160

Signature, Place, and Date of Signing:

     /S/ David Warren     New York, New York     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $294,975 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108    11494   470000 SH       SOLE                   470000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     9249   585000 SH       SOLE                   585000
ANADARKO PETE CORP             COM              032511107    27052   329900 SH       SOLE                   329900
ANNTAYLOR STORES CORP          COM              036115103    15774   550000 SH       SOLE                   550000
ATP OIL & GAS CORP             COM              00208J108    10914   600000 SH       SOLE                   600000
BLOCK H & R INC                COM              093671105       40     7000 SH       SOLE                     7000
CHILDRENS PL RETAIL STORES I   COM              168905107    12953   260000 SH       SOLE                   260000
CVR ENERGY INC                 COM              12662P108    13728   600000 SH       SOLE                   600000
DANA HLDG CORP                 COM              235825205    16694   952300 SH       SOLE                   952300
DEX ONE CORP                   COM              25212W100     5555  1100000 SH       SOLE                  1100000
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    50085  1500000 SH       SOLE                  1500000
ITT EDUCATIONAL SERVICES INC   COM              45068B109      573     8000 SH       SOLE                     8000
SMURFIT-STONE CONTAINER CORP   COM              83272A104    38350  1000000 SH       SOLE                  1000000
SPRINT NEXTEL CORP             COM SER 1        852061100    27270  6000000 SH       SOLE                  6000000
SUNOCO INC                     COM              86764P109    45940  1000000 SH       SOLE                  1000000
TEMPLE INLAND INC              COM              879868107     9304   400000 SH       SOLE                   400000